Schedule of remaining lease term discount (Details)	Sep. 30, 2025	Sep. 30, 2024
Lease
Weighted-average remaining lease term - operating leases	1 year 9 months 29 days	8 months 19 days
Weighted-average discount rate - operating leases	3.50%	3.63%